Label	Element	Value
Dreyfus/The Boston Company Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000799295_SupplementTextBlock	March 23, 2017 DREYFUS INVESTMENT FUNDS DREYFUS/THE BOSTON COMPANY SMALL CAP VALUE FUND Supplement to Summary and Statutory Prospectuses Dated February 1, 2017
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus/The Boston Company Small Cap Value Fund
Expense [Heading]	rr_ExpenseHeading	The following information supplements the information contained in “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary – Fees and Expenses” in the fund’s statutory prospectus:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until February 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund so that the annual fund operating expenses for Class Y shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.00%. On or after February 1, 2018, The Dreyfus Corporation may terminate this expense limitation at any time.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 01, 2018